Expense Example	Jul. 31, 2025 USD ($)
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 533
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	1,688
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	2,129
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,581
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	1,004
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	552
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	1,986
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	2,417
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	$ 1,324